CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from (used in) operating activities
Net loss for the year	$ (939,124)	$ (1,056,142)	$ (997,369)
Items not affecting cash
Depreciation	0	140	412
(Gain) loss on disposal of equipment	0	198	(8,635)
Flow-through share premium recovery	(349,676)	(21,459)	(149,658)
Share-based payments	202,304	0	162,208
Write-off of investment in associates - royalty interest	0	0	560,139
Write-down of exploration and evaluation assets	8,469	87,338	0
Changes in non-cash working capital items
Receivables	(30,622)	40,236	(36,386)
Due from alliance partner	(126,047)
VAT Receivables	(1,102)	(994)	(5,900)
Prepaid expenses	53,109	238,045	(315,597)
Accounts payable and accrued liabilities	(48,373)	51,149	(2,947)
Due to related parties	(24,606)	(48,600)	(6,441)
Funds held for optionee	(83,070)	53,524	29,546
Net cash (used in) operating activities	(1,338,738)	(656,565)	(770,628)
Cash flows from (used in) investing activities
Sale of equipment	0	0	8,652
Deposits	(27,563)
Exploration and evaluation assets	(3,298,056)	(628,007)	(712,345)
Net cash (used in) investing activities	(3,325,619)	(628,007)	(703,693)
Cash flows from (used in) financing activities
Proceeds from issuance of common shares	4,448,315	1,100,000	1,967,700
Exercise of warrants	624,000	303,000	0
Proceeds from exercise of finder's warrants	2,805	60,151	0
Exercise of options	0	25,000	0
Share issue costs	(368,215)	(97,385)	(141,008)
Net cash provided by financing activities	4,706,905	1,390,766	1,826,692
Effect of exchange rate changes on cash	8,065	(96,661)	(6,440)
Change in cash for the year	50,613	9,533	345,931
Cash, beginning of the year	362,063	352,530	6,599
Cash, end of the year	$ 412,676	$ 362,063	$ 352,530